LOANS PAYABLE — RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Loans Payable Related Parties
SCHEDULE OF LOANS FROM RELATED PARTIES

Loans from related parties as of June 30, 2023 and December 31, 2022 consist of the following:

	As of June 30, 2023	As of December 31, 2022
Loan payable to related parties for the acquisition of Wealth Dynamics Current portion	$—	$—
Non-current portion.	—	—
Subtotal	—	—
Other loans payable to related parties, current	1,018,628	2,932,090
Other loans payable to related parties, non-current	1,812	1,729
Total loans payable to related parties	$1,020,440	$2,933,819

Loans from related parties as of December 31, 2022 and 2021 consist of the following:

	As of December 31,
	2022	2021
Loan payable to related parties for the acquisition of Wealth Dynamics Current portion	$—	$425,551
Non-current portion.	—	—
Subtotal	—	425,551
Other loans payable to related parties, current	2,932,090	—
Other loans payable to related parties, non-current	1,729	—
Total loans payable to related parties	$2,933,819	$425,551

SCHEDULE OF LOAN PAYABLE TO RELATED PARTIES

The details of loan payable to the related parties is as follows:

	As of June 30, 2023	As of December 31, 2022
Loan Payable for E-Squared Acquisition	$—	$299,231
Loan payable for RF acquisition	—	2,000,000
Le Roux Niemann	89,476	55,555
Jeff Hays	435,000	250,000
Patrick Gentempo	435,000	250,000
Amount due to EIA	16,844	35,305
Others	44,120	43,728
	$1,020,440	$2,933,819